Income taxes (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes	₨ 54,817	$ 584	₨ 76,784	₨ 71,870
Enacted tax rate in India	25.17%	25.17%	25.17%	25.17%
Computed expected tax expense	₨ 13,797		₨ 19,327	₨ 18,090
Effect of:
Differences between Indian and foreign tax rates	(577)		(241)	(749)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)	(267)		2	(817)
Expenses not deductible for tax purposes	921		860	612
Income exempt from income taxes	(199)		(483)	(39)
Foreign exchange differences	(424)		(124)	(89)
Reversal of deferred tax asset on Indexation of land	0		473	0
Income from sale of capital assets	(53)		(242)	(48)
Others	(847)		(33)	(774)
Income tax expense	₨ 12,351	$ 132	₨ 19,539	₨ 16,186
Effective tax rate	23.00%	23.00%	25.00%	23.00%